WARRANTS (Details) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jul. 30, 2025	Jun. 23, 2025
Class of Warrant or Right [Line Items]
Period for registration statement to become effective after business combination	60 days	60 days
Exercise price of warrants (in USD per share)						$ 1
Common Class A
Class of Warrant or Right [Line Items]
Share price (in USD per share)	$ 18	$ 18	$ 18	$ 18	$ 18
Issue or effective price threshold	$ 9.2	$ 9.2	$ 9.2	$ 9.2
Issuances percentage threshold of total equity proceeds	60.00%	60.00%	60.00%	60.00%
Number of trading days	20 days	20 days
Private And Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			39,300,000	39,300,000
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			14,300,000
Private Warrants | Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			14,300,000	14,300,000
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)	25,000,000
Number of fractional shares issued upon exercise of warrants (in shares)		0		0	0
Warrants exercisable period	30 days			30 days
Expiration, number of years after business combination	5 years	5 years
Exercise price of warrants (in USD per share)		$ 0.01		$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading days threshold	30 days	30 days
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Percentage value of warrant exercise	115.00%	115.00%	115.00%	115.00%
Public Warrants | Maximum
Class of Warrant or Right [Line Items]
Percentage value of warrant exercise	180.00%	180.00%	180.00%	180.00%
Public Warrants | IPO
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)				25,000,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Notice period to redeem warrants	30 days	30 days